Unaudited Interim Condensed Consolidated Income Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues:
Voyage revenues (Note 13)	$ 778,217	$ 511,878
Expenses/(Income)
Voyage expenses (Note 3)	119,785	93,045
Charter-in hire expenses (Note 3)	12,950	7,342
Vessel operating expenses	115,847	100,326
Dry docking expenses	19,169	18,869
Depreciation (Note 5)	77,469	74,336
Management fees (Note 3)	9,800	9,605
General and administrative expenses (Note 3)	25,912	17,427
(Gain)/Loss on time charter agreement termination	0	(1,102)
Other operational loss	774	1,555
Other operational gain	(2,103)	(1,197)
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 12)	3,939	1,537
Total operating expenses, net	383,542	321,743
Operating income / (loss)	394,675	190,135
Other Income/ (Expenses):
Interest and finance costs (Note 7)	(24,308)	(29,459)
Interest and other income/(loss)	61	1,662
Gain/ (Loss) on debt extinguishment, net (Note 7)	129	(2,353)
Total other expenses, net	(24,118)	(30,150)
Income / (loss) before taxes and equity in income of investee	370,557	159,985
Income taxes	(37)	0
Income/(Loss) before equity in income of investee	370,520	159,985
Equity in income / (loss) of investee	(10)	(13)
Net income/(loss)	$ 370,510	$ 159,972
Earnings / (Loss) per share, basic	$ 3.63	$ 1.60
Earnings / (Loss) per share, diluted	$ 3.62	$ 1.59
Weighted average number of shares outstanding, basic (Note 9)	102,098,942	100,256,417
Weighted average number of shares outstanding, diluted (Note 9)	102,439,945	100,537,897